ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

a.    Background

The accompanying consolidated financial statements include the financial statements of Ambow Education Holding Ltd. (hereafter refer as the “Company”), its subsidiaries. The Company and its subsidiaries are hereinafter collectively referred to as the “Group”.

The Company was incorporated in the Cayman Islands on June 26, 2007. On August 5, 2010, the Company and certain selling shareholders of the Company completed its initial public offering. In June 2018, the Company completed its public offering of 2,070,000 ADSs at US$4.25 per ADS.

On October 5, 2020, the Company completed the issuance of 1,507,538 ADSs, at a purchase price of $3.98 per ADS, in a registered direct offering. Each ADS represents two Class A ordinary shares of the Company.

To comply with The Implementing Rules for the Law for Promoting Private Education of the PRC (the “2021 Implementing Rules”), Beijing Ambow Shida Education Technology Co., Ltd. (“Ambow Shida”), one of the consolidated VIEs, planned to sell the Shuyang Galaxy School (“Shuyang K-12”) and the business providing compulsory education services at Hunan Changsha Tongsheng Lake Experimental School (“Changsha K-12”) and Shenyang Universe High School (“Shenyang K-12”) (collectively, the “K-9 Business”). Ambow Shida has identified a third-party buyer and entered into a definitive sales agreement with such third party buyer. This agreement is currently under registration process. Ambow Shida would act on behalf of the buyer for the K-9 business operation and management under the authorization of the buyer temporarily, till the registration process is completed. According to agreement between the Group and the buyer, the profit and loss generated after August 31, 2021 and before the completion of this transaction belongs to the buyer, thus no gain or loss related to the K-9 business since September 2021 was recorded on the Group’s financial statements.

On November 23, 2022, the Company and its wholly owned subsidiaries, namely Ambow Education Ltd., Ambow Education Management Ltd. and Ambow Education Group Ltd. (collectively, the “Ambow China”) entered into a share purchase agreement (the “Purchase Agreement”) with Clover Wealth Limited (the “Purchaser”), a third party. Pursuant to the Purchase Agreement, the Company have agreed to sell all of the equity interests in the Ambow China to the Purchaser in consideration of the Purchaser paying US$12 million in cash to the Company (the “Sale of Ambow China”). The Sale was completed on December 31, 2022. Upon completion of the Sale of Ambow China, the Company would have sold all of its assets and operations in China. The Sale of Ambow China does not affect the sale of the K-9 Business and the historical financial data related to the K-9 business are included in discontinued operations. Refer to Note 4 – Sale of Ambow China for further information.

b.    Nature of operations

Before the Sale of Ambow China, the Group is a provider of educational and career enhancement services in the People’s Republic of China (“PRC”) and U.S. The Group offers a wide range of educational and career enhancement services and products focusing on improving educational opportunities for primary and advanced degree school students and employment opportunities for university graduates. The Group also offers intellectualized operational services for schools and corporate clients to optimizing their teaching and operating environment.

After the Sale, the Group is offering a new connective technology through its HybriU platform that has the ability to significantly reduce traditional barriers between online and offline education, languages, regions, academia, and industry. In addition, the Group provides education services and products through the operation of its for-profit colleges.

c.    Major subsidiaries

As of December 31, 2022, the Company’s major subsidiaries include the following entities:

		Place of	Percentage
	Date of	incorporation	of
	incorporation	(or establishment)	ownership
Name	or acquisition	/operation	%	Principal activity
Subsidiaries

Ambow Education Inc.	July 5, 2016	United States	100%	Investment Holding

Ambow BSC Inc.	February 14, 2017	United States	100%	Investment Holding

Bay State College Inc.	November 20, 2017	United States	100%	CP&CE Programs

Ambow NSAD Inc.	May 8, 2019	United States	100%	Investment Holding

NewSchool of Architecture and Design, LLC (“NewSchool”)	March 6, 2020	United States	100%	CP&CE Programs

d.    VIE arrangements

VIEs of the Company

As of December 31, 2022, there were no VIEs in PRC. Historically, the Group conducted certain operations in PRC through contractual arrangements with certain VIEs, that were incorporated in the PRC. In 2022, the Group sold all of the equity interests in Ambow China, which hold all of the equity interests in its PRC subsidiaries. With the disposition of Ambow China, all VIEs were disposed as of December 31, 2022.

The shareholders of the VIEs, through share pledge agreements, have pledged all of their rights and interests in the VIEs, including voting rights and dividend rights, to the Company or its subsidiaries as collateral for their obligation to perform in accordance with the Service Agreements. Further, the shareholders of the VIEs, through exclusive call option agreements, granted to the Company or its subsidiaries an exclusive, irrevocable and unconditional right to purchase part or all of the equity interests in the VIEs for an amount equal to the original cost of their investment should the purchase become permissible under the relevant PRC law.

Through the contractual agreements, the following companies: Ambow Shida, Ambow Shanghai, Ambow Sihua, Beijing Le’an, Ambow Rongye, Ambow Zhixin, IValley, Beijing JFR, Jinan LYZX and Beijing OOOK are considered to be VIEs in accordance with US GAAP for the following reasons:

●	Shareholders of the VIEs lack the right to receive any expected residual returns from the VIEs;
●	Shareholders of VIEs lack the ability to make decisions about the activities of the VIEs that have a significant effect on their operation; and
●	Substantially all of the VIEs’ businesses are conducted on behalf of the Company or its subsidiaries.

Currently there are no contractual arrangements that could require the Company to provide additional financial support to the VIEs. As the Company is conducting its PRC educational and career enhancement services through the VIEs and their subsidiaries, and PRC intellectualized operational services through IValley and its subsidiaries, the Company may provide such support on a discretional basis in the future, which could expose the Company to a loss.

Financial information of the VIEs and their subsidiaries/schools:

The combined financial information of the Group’s VIEs and, as applicable, subsidiaries/schools of the Group’s VIEs was included in the accompanying consolidated financial statements of the discontinued operations of the Group as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Total assets	624,715	—
Total liabilities	616,717	—

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	411,805	385,366	—
Net (loss) income	(44,603)	64,544	—

The following table sets forth cash and cash equivalents in RMB held by the Group’s VIEs and non-VIE in PRC of the discontinued operations as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB
VIEs in PRC	124,174	—
Non-VIEs in PRC	762	—
Total	124,936	—

All of the assets of VIEs and its subsidiaries can be used only to settle obligations of VIEs and its subsidiaries. None of the assets of VIEs and its subsidiaries have been pledged or collateralized. The creditors of VIEs and its subsidiaries do not have recourse to the general credit of the Company and its wholly-owned subsidiaries. Assets of VIEs and its subsidiaries that can be used only to settle obligations of VIEs and its subsidiaries and liabilities of VIE and its subsidiaries for which creditors (or beneficial interest holders) do not have recourse to the general credit of the Company and its wholly owned subsidiaries have been presented parenthetically alongside each balance sheet caption on the face of the consolidated balance sheets.

During the periods presented, the Company and its wholly-owned subsidiaries provided financial support to VIEs that it was not previously contractually required to provide in the form of advances. To the extent VIEs requires financial support, pursuant to the exclusive business cooperation agreement, the WFOE may, at its option and to the extent permitted under the PRC law, provide such support to VIEs through loans to VIE’s nominee equity holders or entrustment loans to VIEs.

As of December 31, 2022, there were no VIEs in PRC as the Group sold all of the equity interests in Ambow China, which hold all of the equity interests in its PRC subsidiaries. With the disposition of Ambow China, all VIEs were disposed as of December 31, 2022. Refer to Note 4 – Disposition of Ambow China for further information.